Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 13,386	$ 62,093	$ 5,705
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	12,758	61,189	5,250
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	202	509	91
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	154	130	319
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	10	24	13
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	182	214	1
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	22	17	10
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	14	10	21
Switzerland, Francs
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 44	$ 0	$ 0